TAXATION - Additional Information (Details)	1 Months Ended		12 Months Ended
	Dec. 22, 2017	Oct. 31, 2017	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 CNY (¥)
Income Taxes [Line Items]
Statutory tax rate	34.00%		25.00%	25.00%	25.00%	25.00%	25.00%	25.00%
Preferential enterprise income tax rate for three years					15.00%	15.00%
Increase (decrease) in valuation allowance			$ 2,820,958	¥ 18,406,747		¥ 20,923,558
Effective Income Tax Rate Reconciliation, Equity in Earnings (Losses) of Unconsolidated Subsidiary, Amount			0		$ 0
Net operating loss carry forwards | ¥									¥ 327,800,000
Deferred taxation			$ (2,820,958)	¥ (18,406,747)		¥ (20,923,558)		¥ (59,579,318)
Withholding income tax rate for dividends from profits of foreign invested enterprises			10.00%	10.00%
Income tax, statute of limitation, underpayment of tax liability to be considered as special circumstance | ¥									¥ 100,000
Income tax, statute of limitation under special circumstance			10 years	10 years
Scenario, Plan [Member]
Income Taxes [Line Items]
Statutory tax rate	21.00%
Minimum
Income Taxes [Line Items]
Period for Carry Forward of Qualified HNTE Losses					5 years	5 years
Withholding income tax rate for dividends from profits of foreign invested enterprises			5.00%	5.00%
Percentage of beneficial interest owned			25.00%	25.00%
Income tax, statute of limitation			3 years	3 years
Maximum
Income Taxes [Line Items]
Period for Carry Forward of Qualified HNTE Losses					10 years	10 years
Withholding income tax rate for dividends from profits of foreign invested enterprises			10.00%	10.00%
Percentage of beneficial interest owned			25.00%	25.00%
Income tax, statute of limitation			5 years	5 years
Shanghai The9 Information Technology Co., Ltd. ("Shanghai IT")
Income Taxes [Line Items]
Preferential enterprise income tax rate for three years		15.00%
CAYMAN ISLANDS
Income Taxes [Line Items]
Accrued Withholding Income Tax Amount			$ 0
Hong Kong
Income Taxes [Line Items]
Accrued Withholding Income Tax Amount			0		$ 0		$ 0
Singapore
Income Taxes [Line Items]
Accrued Withholding Income Tax Amount			0		$ 0		0
United states
Income Taxes [Line Items]
Statutory tax rate					21.00%	21.00%
State income tax rate					0.28%	0.28%
Federal tax
Income Taxes [Line Items]
Net operating loss carry forwards			$ 127,200,000
Net operating loss carry forwards, expiration year			2029	2029
Tax credit available to offset future taxes payable							100,000
State income tax
Income Taxes [Line Items]
Net operating loss carry forwards			$ 68,400,000
Net operating loss carry forwards, expiration year			2019	2019
Tax credit available to offset future taxes payable							100,000
Foreign tax authority
Income Taxes [Line Items]
Deferred taxation			$ (6,791,159)	¥ (44,312,311)		¥ (15,151,553)		¥ (19,816,235)
Foreign tax credit available to offset future taxes payable							$ 2,500,000
Tax credit available to offset future taxes payable, expiration date							2020	2020